CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 330,503	$ 46,676	¥ 189,976
Short-term investments	28,478	4,022	3,262
Restricted cash and escrow receivables	15,479	2,186	8,518
Investment securities	4,234	598	9,927
Prepayments, receivables and other assets	84,229	11,895	58,590
Total current assets	462,923	65,377	270,273
Investment securities	161,329	22,784	157,090
Prepayments, receivables and other assets	57,985	8,189	28,018
Investments in equity investees	189,632	26,782	84,454
Property and equipment, net	103,387	14,601	92,030
Intangible assets, net	60,947	8,607	68,276
Goodwill	276,782	39,089	264,935
Total assets	1,312,985	185,429	965,076
Current liabilities:
Current bank borrowings	5,154	728	7,356
Current unsecured senior notes			15,110
Income tax payable	20,190	2,851	17,685
Escrow money payable	3,014	426	8,250
Accrued expenses, accounts payable and other liabilities	161,536	22,813	117,711
Merchant deposits	13,640	1,926	10,762
Deferred revenue and customer advances	38,338	5,415	30,795
Total current liabilities	241,872	34,159	207,669
Deferred revenue	2,025	286	1,467
Deferred tax liabilities	43,898	6,200	22,517
Non-current bank borrowings	39,660	5,601	35,427
Non-current unsecured senior notes	80,616	11,385	76,407
Other liabilities	25,263	3,567	6,187
Total liabilities	433,334	61,198	349,674
Commitments and contingencies
Mezzanine equity	9,103	1,286	6,819
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2019 and 2020; 20,696,476,576 and 21,491,994,944 shares issued and outstanding as of March 31, 2019 and 2020, respectively (Note)	1		1
Additional paid-in capital	343,707	48,541	231,783
Restructuring reserve			(97)
Subscription receivables	(51)	(7)	(49)
Statutory reserves	6,100	861	5,068
Accumulated other comprehensive loss
Cumulative translation adjustments	(387)	(55)	(2,592)
Unrealized gains (losses) on interest rate swaps and others	(256)	(36)	257
Retained earnings	406,287	57,379	257,886
Total shareholders' equity	755,401	106,683	492,257
Noncontrolling interests	115,147	16,262	116,326
Total equity	870,548	122,945	608,583
Total liabilities, mezzanine equity and equity	¥ 1,312,985	$ 185,429	¥ 965,076